Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 231,461		¥ 234,747
Fair value of plan assets at end of year		219,462		231,461
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		56,656		69,719
Unrealized and realized gains / loss		221		842
Purchases / sales and other settlement		(7,471)		(13,905)
Fair value of plan assets at end of year		49,406		56,656
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		29,081	[1]	33,384
Unrealized and realized gains / loss		(1,990)		1,374
Purchases / sales and other settlement		(4,013)		(5,677)
Fair value of plan assets at end of year	[1]	23,078		29,081
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		27,575	[2],[3]	36,335
Unrealized and realized gains / loss		2,211		(532)
Purchases / sales and other settlement		(3,458)		(8,228)
Fair value of plan assets at end of year	[2],[3]	¥ 26,328		¥ 27,575

[1]	Includes corporate type equity investments.
[2]	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2022 and 2023, the fair values of these assets were ¥26,865 million and ¥28,349 million, respectively.
[3]	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.